Income Taxes (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Examination, Penalties from Examination	€ 772,822
of which late interest	374,156
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	21,732
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	16,356
Other Tax Carryforward, Expiration Dates	Dec. 31, 2032
Foreign Tax Authority [Member] | Edap TechnomedI nc [Member]
Operating Loss Carryforwards	12,615
Foreign Tax Authority [Member] | Edap Tms France Sas [Member]
Operating Loss Carryforwards	1,600
Foreign Tax Authority [Member] | Edap Technomed Co Ltd [Member]
Operating Loss Carryforwards	2,352
Foreign Tax Authority [Member] | Edap Technomed Sdn Bhd Malaysia [Member]
Operating Loss Carryforwards	408
Foreign Tax Authority [Member] | Edap Tms Gmbh [Member]
Operating Loss Carryforwards	687
Foreign Tax Authority [Member] | Edap Tms Sa [Member]
Operating Loss Carryforwards	46,452
Foreign Tax Authority [Member] | Edap technomed italia srl [Member]
Operating Loss Carryforwards	€ 168